Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information
Entity Registrant Name	Guardforce AI Co., Ltd
Entity Central Index Key	0001804469
Document Type	20FR12G
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Annual Report	false
Document Transition Report	false
Document Shell Company Report	false
Entity Common Stock, Shares Outstanding	0
Entity Incorporation State Country Code	KY